Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (231,647)	$ (80,324)	$ (126,723)	$ (119,857)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,073	9,860	13,864	10,755
Stock-based compensation	14,764	358	476	771
Non-cash equity consideration	(12,562)
Loss on equity method investments	72,621	2,151	3,059	46,936
(Gain) loss on investments	(3,009)	4,978	1,070	7,797
Changes in Fair Value of Loans Receivable	1,196	(295)	(1,061)	0
Change in fair value of warrant liabilities	18,482	0
Changes in operating assets and liabilities:
Accounts receivable, net	(27,832)	(6,338)	(13,233)	378
Accounts receivable, net from related parties	(838)	(446)	(995)	(2,221)
Prepaid expenses and other current assets	5,565	(1,207)	(11,352)	(4,031)
Inventory, net	(738)	(819)	(2,736)
Other non-current assets	(35)	2,361	1,834	(2,361)
Accounts payable	(2,771)	2,700	7,019	664
Accrued expenses and other current liabilities	29,599	1,690	8,665	4,170
Deferred revenue, current and non-current (includes $44,632 and $(17,050) from related parties)	(5,538)	(13,061)	(19,423)	4,883
Deferred rent, non-current	4,320	39	1,045	9,095
Other non-current liabilities	29,073	1,862	2,661	0
Non-cash interest expense related to payments on lease financing obligations				51
Non-cash interest expense related to amortization of debt discount on convertible promissory notes				71
Gain on extinguishment of convertible promissory notes				(71)
Loss attributable to investments			1,070	7,797
Accrued interest income on loan receivable				(163)
Gain on termination of Glycosyn, LLC agreement				(1,530)
Net cash used in operating activities	(88,277)	(76,491)	(135,830)	(44,663)
Cash flows from investing activities:
Purchases of property and equipment	(51,407)	(38,408)	(57,821)	(22,219)
Purchase of loan receivable from Access Bio, Inc.			(10,000)
Issuance of loan receivable		(100)	(100)	(2,250)
Cash paid for investment in Synlogic, Inc.				(50,133)
Proceeds from loan receivable	304	217	800
Purchase of non-marketable equity securities	(5,000)
Business acquisition, net of cash acquired	(21,382)
Net cash used in investing activities	(77,485)	(38,291)	(67,121)	(74,602)
Cash flows from financing activities:
Proceeds from reverse recapitalization, net of redemptions of $867,253 and offering costs of $106,838 (Note 3)	1,510,909
Proceeds from exercise of stock options	41	19	26	7
Repurchase of Founder shares	(24,998)		0	(408)
Principal payment on capital lease obligations	(592)	(457)	(598)	(736)
Non-controlling interest contributions	60,000
Proceeds from lease financing obligations				476
Principal payment on lease financing obligations	(172)	(98)	(150)	(92)
Proceeds from issuance of convertible promissory notes, net of issuance costs				198,957
Proceeds from issuance of Series E convertible preferred stock, net of issuance costs		91,040	91,040	212,181
Net cash provided by financing activities	1,545,188	90,504	90,318	410,385
Effect of foreign exchange rates on cash and cash equivalents	(8)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,379,418	(24,278)	(112,633)	291,120
Cash, cash equivalents and restricted cash, beginning of period	385,877	498,510	498,510	207,390
Cash, cash equivalents, and restricted cash, end of period	1,765,295	474,232	385,877	498,510
Supplemental disclosure of non-cash financing activities:
Purchases of equipment through capital leases	1,981			406
Purchases of property and equipment included in accounts payable and accrued expenses	2,434	9,796	14,458	605
Deferred offering costs included in accounts payable and accrued expenses	1,280
Equity received in related parties	60,054
Purchase of non-marketable equity securities	10,000
Issuance of common stock for a business acquisition	15,087
Loan receivable received as consideration under customer arrangement		$ 300	375
Initial fair value of warrant liabilities	$ 194,453
Cash paid for interest			$ 2,572	2,348
Cash paid for income taxes				31
Conversion of convertible promissory notes into Series E convertible preferred stock				211,608
Series E convertible preferred stock issuance costs included in accrued expenses				3,380
Issuance of loan receivable upon amendment of Glycosyn, LLC agreement				2,744
Allonnia, LLC equity interest received for intellectual property				$ 24,480